Commitments and Contingencies - Schedule of Company's total accounts receivable (Detail) - SOLV Energy Holdings LLC [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		15.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		64.00%
Sales Revenue Net | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
Sales Revenue Net | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	14.00%
Sales Revenue Net | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Sales Revenue Net | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		15.00%	18.00%
Sales Revenue Net | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%
Sales Revenue Net | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%
Sales Revenue Net | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			14.00%